Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues, net	$ 108,694	$ 86,405	$ 66,364
Cost of revenues	59,284	45,820	37,187
Gross profit	49,410	40,585	29,177
Operating expenses:
Research and development	17,383	11,950	9,475
Selling and marketing	18,338	13,367	10,616
General and administrative	12,259	9,500	5,266
Total operating expenses	47,980	34,817	25,357
Operating income	1,430	5,768	3,820
Finance income (expenses) , net	46	(334)	(15)
Income before taxes on income	1,476	5,434	3,805
Taxes on income	648	709	782
Net income	$ 828	$ 4,725	$ 3,023
Basic net earnings per share	$ 0.03	$ 0.19	$ 0.34
Diluted net earnings per share	$ 0.03	$ 0.18	$ 0.29